Cover	Aug. 27, 2026
Document Information [Line Items]
Central Index Key	0000017797
Document Type	8-K
Document Period End Date	Aug. 27, 2026
Registrant Name	DUKE ENERGY PROGRESS, LLC
Entity File Number	1-3382
Entity Tax Identification Number	56-0165465
Entity Incorporation, State or Country Code	NC
Entity Address, Address Line One	411 Fayetteville Street
Entity Address, City or Town	Raleigh
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27601
City Area Code	800-
Local Phone Number	488-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false